Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Growth Series
Investment Objective
The Series has an investment objective of long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus KAR Small-Cap Growth Series. The table does not include any fees or sales charges under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus KAR Small-Cap Growth Series	Class A	Class I
Shareholder Fees	none	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Virtus KAR Small-Cap Growth Series		Class A	Class I
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.17%	0.18%
Total Annual Series Operating Expenses		1.27%	1.03%
Less: Expense Reimbursement	[1]	(0.08%)	(0.09%)
Total Annual Series Operating Expenses After Expense Reimbursement	[1]	1.19%	0.94%
[1]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.19% for Class A Shares and 0.94% for Class I Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus KAR Small-Cap Growth Series - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	121	395	689	1,527
Class I	96	319	560	1,251

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
The Series pursues long-term capital appreciation in the small capitalization market while seeking to incur less risk than the small capitalization growth market. The Series invests in a select group of small-cap companies believed by the subadviser to possess sustainable competitive advantages at prices the subadviser deems attractive. Although the Series invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. Because small capitalization companies are defined by reference to an index, the total market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2018, the market capitalization range of companies included in the Russell 2000® Growth Index over the past three years was $1.6 million to $15.9 billion. Generally, the Series invests in approximately 20-35 securities at any given time.

Principal Risks

The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by separate accounts of participating insurance companies may impact the management of the Series and its ability to achieve its investment objective(s). The principal risks of investing in the Series are:

>      Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the Series to the same risks as direct investments in securities of foreign issuers.

>      Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests, will impact the value of the stocks held by the Series and thus, the value of the Series' shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>      Foreign Investing Risk.  The risk that the prices of foreign securities in the Series' portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>      Growth Stocks Risk.  The risk that the Series' investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>      Limited Number of Investments Risk.  The risk that the Series' portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series' portfolio than would a fund holding a greater number of securities.

>      Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>      Redemption Risk.  The risk that redemption by one or more separate accounts of participating insurance companies of their holdings in the Series has an adverse impact on the remaining separate accounts of participating insurance companies in the Series by causing the Series to take actions it would not otherwise take at a given time.

>      Small Market Capitalization Companies Risk.  The risk that the Series' investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns for Class A Shares
Annual Return (%)

Best Quarter:	2Q/2009	16.58%	Worst Quarter:	3Q/2015:	-14.49%	Year to date (3/31/19):	21.12%

Average Annual Total Returns (for the periods ended 12/31/18)
Average Annual Total Returns - Virtus KAR Small-Cap Growth Series	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A	11.66%	16.05%	18.25%
Class I	Class I	11.95%	16.35%		19.07%	Apr. 30, 2013
Class I | Russell 2000® Growth Index (does not reflect fees or expenses)	Russell 2000® Growth Index (does not reflect fees or expenses)				9.07%	Apr. 30, 2013
Russell 2000® Growth Index (does not reflect fees or expenses)	Russell 2000® Growth Index (does not reflect fees or expenses)	(9.31%)	5.13%	13.52%

Class I Shares have been in existence only since April 30, 2013; therefore, limited performance information for Class I Shares is available to include here. However, the returns for Class I Shares for other periods would have been substantially similar to those shown for Class A Shares because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown only for Class A Shares, investment performance for Class I Shares would have been higher than for Class A Shares.

The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Updated performance information is available at virtus.com or by calling 800-367-5877.